Cash and Cash Equivalents Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2014	2013
Total cash and cash equivalents	11,142	6,681
Short term investments	1,000	1,000
Total cash and cash equivalents, and short term investments	12,142	7,681